Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Property, Plant And Equipment

	Land &	Plant &
	Buildings	Equipment	Total
	(In millions)
Cost:
At January 1, 2011	$375.9	$319.9	$695.8
Additions	19.4	9.4	28.8
Impairment	(29.8)	(14.6)	(44.4)
Disposals	(283.3)	(250.8)	(534.1)

At December 31, 2011	$82.2	$63.9	$146.1

Additions	2.7	6.0	8.7
Disposals	(3.4)	(13.4)	(16.8)

At December 31, 2012	$81.5	$56.5	$138.0

Accumulated depreciation and impairment:
At January 1, 2011	$(167.2)	$(241.1)	$(408.3)
Charged in year	(8.6)	(11.3)	(19.9)
Impairment	21.5	12.9	34.4
Disposals	132.6	198.3	330.9

At December 31, 2011	$(21.7)	$(41.2)	$(62.9)

Charged in year	(5.9)	(4.3)	(10.2)
Impairment	(50.1)	(14.2)	(64.3)
Disposals	0.7	11.4	12.1

At December 31, 2012	(77.0)	(48.3)	(125.3)

Net book value: December 31, 2012	$4.5	$8.2	$12.7

Net book value: December 31, 2011	$60.5	$22.7	$83.2